INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Gross	$ 24,607	$ 22,377
Finite-Lived Intangible Assets, Accumulated Amortization	20,583	19,381
Finite-Lived Intangible Assets, Net	4,024	2,996
Acquired technology and license [Member]
Finite-Lived Intangible Assets, Gross	19,857	17,939
Finite-Lived Intangible Assets, Accumulated Amortization	$ 16,240	$ 15,247
Acquired technology and license [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Acquired technology and license [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Customer Relationship [Member]
Finite-Lived Intangible Assets, Gross	$ 4,750	$ 4,438
Finite-Lived Intangible Assets, Accumulated Amortization	$ 4,343	$ 4,134
Customer Relationship [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years	9 years
Customer Relationship [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months	4 years 6 months